GS Mortgage-Backed Securities Trust 2022-PJ3 ABS-15G

Exhibit 99.5 - Schedule 8

Loan Number 1	Dummy ID	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
xx	xx	xx	xx	xx	Refinance	QM/Non-HPML	1	1	Valuation	Doc Issue	xx	Resolved	3	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	Appraisal discrepancies not addressed. GLA discrepancy between two appraisals not addressed by either appraiser ( 4869 sq ft. vs 5440 sq. ft.). Issue is not addressed by lender.

																09/10/2021: The copy of current appraisal provided resolves the condition.	09/10/2021: The copy of current appraisal provided resolves the condition.	09/10/2021: The copy of current appraisal provided resolves the condition.			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	Refinance	QM/Non-HPML	1	1	Compliance	Compliance	xx	Resolved	4	R	* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:
"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction
The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.

																9/10/2021: Received the required document and resolved this condition.	9/10/2021: Received the required document and resolved this condition.	9/10/2021: Received the required document and resolved this condition.			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	Refinance	QM/Non-HPML	1	1	Compliance	Compliance	xx	Resolved	4	R	* ComplianceEase TILA Test Failed (Lvl R)	This loan failed the revised closing disclosure delivery date test (waiting period required).
Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)
(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A)
:(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.
(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.
(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.
The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation.

																RESOLVED 8/31/2021 : Updated received closing disclosure dated xx/xx/xxxx and resolved the condition.	RESOLVED 8/31/2021 : Updated received closing disclosure dated xx/xx/xxxx and resolved the condition.	RESOLVED 8/31/2021 : Updated received closing disclosure dated xx/xx/xxxx and resolved the condition.			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	Refinance	QM/Non-HPML	1	1	Credit	Guidelines	xx	Resolved	3	R	* Income documentation does not meet guidelines (Lvl R)	Income documentation discrepancy not addressed. There are two profit and loss statements provided for January through March 2021. One reflecting a loss of $xx and the second reflecting net income of $xxx. Furthermore, 1099's from 2018 and 2019 for borrower are not reflected on taxes, or tax transcripts.

9/10/2021: Received the required document and resolved this condition.	RESOLVED 08/31/2021: The lender has provided response that "The P&L was not used to qualify the income - client uploaded multiple P&L’s, the tax returns were used for income calculation which is the most conservative figure".

9/10/2021: Received the required document and resolved this condition.	RESOLVED 08/31/2021: The lender has provided response that "The P&L was not used to qualify the income - client uploaded multiple P&L’s, the tax returns were used for income calculation which is the most conservative figure".

																		9/10/2021: Received the required document and resolved this condition.			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	Refinance	QM/Non-HPML	1	1	Compliance	Compliance	xx	Resolved	4	R	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	"TRID Violation due to a fee increase on PCCD dated xx/xx/xxxx. LE dated xx/xx/xxxx reflects a Points - Loan Discount Fee at $xx And Appraisal Fee at $xx, however, PCCD dated xx/xx/xxxx reflects the Points - Loan Discount at $xx And Appraisal Fee at $xx. This is a fee increase of $xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees Valid COC or Cost to Cure is Required."

																9/10/2021: Received the required document and resolved this condition.	9/10/2021: Received the required document and resolved this condition.	9/10/2021: Received the required document and resolved this condition.			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	Refinance	QM/Non-HPML	1	1	Compliance	Compliance	xx	Resolved	3	R	* ComplianceEase Exceptions Test Failed (Lvl R)	The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

																9/10/2021: Received the required document and resolved this condition.	9/10/2021: Received the required document and resolved this condition.	9/10/2021: Received the required document and resolved this condition.			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	Refinance	QM/Non-HPML	1	1	Compliance	Compliance	xx	Resolved	3	R	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl R)	Missing Initial Closing Disclosure required to be provided to borrower at least 3 days prior to closing date of xx. 9/10/2021: Received the required document and resolved this condition.	9/10/2021: Received the required document and resolved this condition.	9/10/2021: Received the required document and resolved this condition.			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	Purchase	QM/Non-HPML	1	1	Compliance	Compliance	xx	Resolved	3	R	* Disclosure - Your Home Loan Toolkit is missing or unexecuted (Lvl R)	The tool kit was not found in the file. 9/16/2021: Resolved: received home loan toolkit as a trailing document.	9/16/2021: Resolved: received home loan toolkit as a trailing document.	9/16/2021: Resolved: received home loan toolkit as a trailing document.			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	Purchase	QM/Non-HPML	1	1	Data Edit	Data Edit	xx	Resolved	3	R	* Occupancy concerns - (Lvl R)	The application shows the borrower will occupy the property for their primary residence. The 1008 agrees. There is an approved exception in the file "Max loan amount for non-owner occupancy is $ 1,000,000. The loan is xx. In addition the mortgage has a 1 to 4 family rider attached. The 1 to 4 family under F deletes the occupancy clause in the mortgage. The loan is underwriten with the property is being a primary resident. If the borrower is not occupying the monthly rental of $ 2,500 would need to be added in. If the borrower is occupying the property the 1 to 4 family rider needs to be removed.

																9/10/2021: Borrowers will occupy residence, third Borrower xx was on loan for assets, did not use any income to qualify	9/10/2021: Borrowers will occupy residence, third Borrower xx was on loan for assets, did not use any income to qualify	9/10/2021: Borrowers will occupy residence, third Borrower xx was on loan for assets, did not use any income to qualify			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	Refinance	QM/Non-HPML	1	1	Valuation	Value	xx	Resolved	1	R	* Property value and predominant value vary by more than 50% (Lvl 1)	As per appraisal predominant value is xx However appraised value is xx appraiser to provide comments predominant value is below the appraised value and it will not affect the marketability of the subject property.	9/10/2021: File contains secondary appraisal product.	9/10/2021: File contains secondary appraisal product.			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	Refinance	QM/Non-HPML	1	1	Valuation	Doc Issue	xx	Resolved	3	R	* Loan has escrow holdback. No proof it was released (Lvl R)	Closing Disclosure reflects Escrow Holdback in the amount of $xx. Guidelines require proof of disbursement and certification of completion issued prior to purchase.

																10/05/2021 - Received settlement posting summary & Final draw release. This resolves the condition.	10/05/2021 - Received settlement posting summary & Final draw release. This resolves the condition.	10/05/2021 - Received settlement posting summary & Final draw release. This resolves the condition.			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	Refinance	QM/Non-HPML	1	1	Credit	Underwriting	xx	Resolved	3	R	* Transmittal (1008) is Missing (Lvl R)	Final 1008 is missing in file.	9/22/2021 - received 1008	9/22/2021 - received 1008			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	Refinance	QM/Non-HPML	1	1	Compliance	Compliance	xx	Resolved	3	R	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	Missing valid COC for a fee increase on CD dated xx/xx/xxxx. LE dated xx/xx/xxxxxx reflects a POINTS- DISCOUNT FEES of $xx, however, CD dated xx/xx/xxxx reflects the POINTS- DISCOUNT FEES of $xx. This is a fee increase of $xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

																10/01/2021 - Received COC dated xx/xx/xxxx for the discount point increase & this resolves the condition.	10/01/2021 - Received COC dated xx/xx/xxxx for the discount point increase & this resolves the condition.	10/01/2021 - Received COC dated xx/xx/xxxx for the discount point increase & this resolves the condition.			QC Complete	xx	xx	xx	xx